Pension and Post Retirement Benefits - Weighted Average Assumptions used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.38%	5.17%	5.68%
Expected long-term return on plan assets	7.75%	8.00%	8.25%
Rate of future compensation increases	3.50%	3.50%	3.50%
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.77%	5.32%	5.63%
Expected long-term return on plan assets	6.22%	6.25%	6.50%
Rate of future compensation increases	3.05%	3.53%	4.39%